Parent Company Financial Information (Details) (USD $)	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and due from banks	$ 23,587,107				$ 22,135,410				$ 14,319,142				$ 23,587,107	$ 22,135,410	$ 14,319,142
Interest-bearing deposits	13,587,889				10,548,467				11,650,849				13,587,889	10,548,467	11,650,849
Investment securities available for sale	74,282,927				49,096,875				59,801,920				74,282,927	49,096,875	59,801,920
Premises and equipment	5,988,294				6,124,349				6,319,854				5,988,294	6,124,349	6,319,854
Deferred Income Taxes	500,076				331,066				330,082				500,076	331,066	330,082
Other assets	273,040				123,436				29,640				273,040	123,436	29,640
Total assets	442,893,074				416,228,164				406,147,804				442,893,074	416,228,164	406,147,804
Liabilities and Stockholders' Equity
Deferred income taxes	562,658				554,649				713,408				562,658	554,649	713,408
Other liabilities	118,266				136,371				151,361				118,266	136,371	151,361
Total liabilities	366,013,264				340,504,705				331,953,252				366,013,264	340,504,705	331,953,252
Stockholders' equity
Common stock	2,978,554				2,996,323				3,000,508				2,978,554	2,996,323	3,000,508
Retained earnings	64,885,625				63,301,231				61,441,595				64,885,625	63,301,231	61,441,595
Accumulated other comprehensive income, net of tax	798,846				785,472				1,019,011				798,846	785,472	1,019,011
Total stockholders' equity	76,879,810				75,723,459				74,194,552				76,879,810	75,723,459	74,194,552	72,277,293
Total liabilities and stockholders' equity	442,893,074				416,228,164				406,147,804				442,893,074	416,228,164	406,147,804
Statements of Comprehensive Income
Dividend revenue													27,389	29,877	45,154
Loss on other than temporary impairment of investment value													31,904	188,994	0
Expenses
Other													1,688,537	1,574,892	1,582,337
Total noninterest expenses													8,629,402	8,395,695	8,387,821
Income before income taxes													6,765,100	7,195,311	8,160,279
Income taxes													2,408,000	2,576,800	2,963,500
Net income	912,135	1,124,243	1,264,041	1,056,681	1,130,629	1,321,612	915,062	1,251,208	958,654	1,449,360	1,523,386	1,265,379	4,357,100	4,618,511	5,196,779
Other comprehensive income (loss), net of tax
Unrealized gains (losses) on available for sale investment securities arising during the period, net of taxes of $13,150, ($169,958), and ($339,606)													13,374	(233,539)	(549,058)
Comprehensive Income	919,899	1,111,960	1,315,068	1,023,547	887,496	1,348,019	1,115,439	1,034,018	601,038	1,586,452	1,172,570	1,287,661	4,370,474	4,384,972	4,647,721
Unrealized losses arising during the period, taxes													13,150	(169,958)	(339,606)
Cash flows from operating activities
Interest and dividends received													15,258,525	16,574,809	17,590,438
Rental payments and fees received													1,616,708	1,996,052	1,860,905
Income taxes paid													(2,580,214)	(2,683,936)	(3,010,956)
Net cash from operating activities													5,494,491	6,676,942	6,725,891
Cash flows from investing activities
Certificates of deposit purchased, net of maturities													(3,038,116)	984,433	823,576
Purchase of investments available for sale													(72,324,120)	(37,072,739)	(36,198,861)
Proceeds from sale of real property & easement													625	250	72,950
Net cash from investing activities													(36,257,244)	(10,449,597)	(8,477,617)
Cash flows from financing activities
Common shares repurchased													(441,417)	(97,190)	0
Dividends paid													(2,772,706)	(2,758,875)	(2,730,462)
Net cash from financing activities													22,516,831	5,930,341	8,793,491
Net increase (decrease) in cash and cash equivalents													(8,245,922)	2,157,686	7,041,765
Cash and cash equivalents at beginning of year				52,689,223				50,531,537				43,489,772	52,689,223	50,531,537	43,489,772
Cash and cash equivalents at end of year	44,443,301				52,689,223				50,531,537				44,443,301	52,689,223	50,531,537
Reconciliation of net income to net cash provided by operating activities
Net income	912,135	1,124,243	1,264,041	1,056,681	1,130,629	1,321,612	915,062	1,251,208	958,654	1,449,360	1,523,386	1,265,379	4,357,100	4,618,511	5,196,779
Adjustments to reconcile net income to net cash used in operating activities
Depreciation													445,198	472,202	475,848
Gain on sale of real property													(24,522)	(74)	55,900
Loss on other than temporary impairment of investment value													(31,904)	(188,994)	0
Accrued interest receivable													20,957	51,242	67,684
Increase (decrease) in Deferred and accrued income taxes													(18,104)	(15,157)	(135,921)
Net cash from operating activities													5,494,491	6,676,942	6,725,891
Composition of cash and cash equivalents
Cash and due from banks	23,587,107				22,135,410				14,319,142				23,587,107	22,135,410	14,319,142
Interest bearing deposits, except for time deposits	13,890				12,584				130,533				13,890	12,584	130,533
Total cash and cash equivalents	44,443,301				52,689,223				50,531,537				44,443,301	52,689,223	50,531,537
Parent Company [Member]
Assets
Cash and due from banks	29,080				21,513				37,127				29,080	21,513	37,127
Interest-bearing deposits	952,097				943,478				1,054,929				952,097	943,478	1,054,929
Investment securities available for sale	1,706,150				1,645,531				2,336,335				1,706,150	1,645,531	2,336,335
Investment in subsidiary bank	72,954,989				71,825,352				69,825,066				72,954,989	71,825,352	69,825,066
Premises and equipment	1,082,066				1,105,256				1,132,347				1,082,066	1,105,256	1,132,347
Deferred Income Taxes	94,184				162,263				0				94,184	162,263	0
Other assets	61,244				20,066				968				61,244	20,066	968
Total assets	76,879,810				75,723,459				74,386,772				76,879,810	75,723,459	74,386,772
Liabilities and Stockholders' Equity
Deferred income taxes	0				0				151,694				0	0	151,694
Other liabilities	0				0				40,526				0	0	40,526
Total liabilities	0				0				192,220				0	0	192,220
Stockholders' equity
Common stock	2,978,554				2,996,323				3,000,508				2,978,554	2,996,323	3,000,508
Additional paid-in capital	8,216,785				8,640,433				8,733,438				8,216,785	8,640,433	8,733,438
Retained earnings	64,885,625				63,301,231				61,441,595				64,885,625	63,301,231	61,441,595
Accumulated other comprehensive income, net of tax	798,846				785,472				1,019,011				798,846	785,472	1,019,011
Total stockholders' equity	76,879,810				75,723,459				74,194,552				76,879,810	75,723,459	74,194,552
Total liabilities and stockholders' equity	76,879,810				75,723,459				74,386,772				76,879,810	75,723,459	74,386,772
Statements of Comprehensive Income
Interest revenue													9,267	10,057	18,748
Dividend revenue													27,389	29,877	45,154
Dividends from subsidiary													3,214,147	2,856,066	2,730,462
Loss on other than temporary impairment of investment value													(31,904)	(188,994)	0
Loss on disposition of investment security													(4,026)	0	0
Other revenue													0	0	100,050
Undistributed net income of subsidiary													1,174,728	1,869,401	2,374,484
Total revenue													4,389,601	4,576,407	5,268,898
Expenses
Occupancy													(4,569)	(4,460)	(5,155)
Other													66,070	51,556	37,774
Total noninterest expenses													61,501	47,096	32,619
Income before income taxes													4,328,100	4,529,311	5,236,279
Income taxes													(29,000)	(89,200)	39,500
Net income													4,357,100	4,618,511	5,196,779
Other comprehensive income (loss), net of tax
Unrealized gains (losses) on available for sale investment securities arising during the period, net of taxes of $13,150, ($169,958), and ($339,606)													13,374	(233,539)	(549,058)
Comprehensive Income													4,370,474	4,384,972	4,647,721
Unrealized losses arising during the period, taxes													13,150	(169,958)	(339,606)
Cash flows from operating activities
Interest and dividends received													3,251,033	2,895,951	2,795,127
Rental payments and fees received													37,200	37,200	82,200
Cash paid for operating expenses													(71,332)	(57,205)	(42,728)
Income taxes paid													17,588	(46,949)	(7,064)
Net cash from operating activities													3,234,489	2,828,997	2,827,535
Cash flows from investing activities
Certificates of deposit purchased, net of maturities													(7,313)	(6,499)	(177,748)
Purchase of investments available for sale													0	(99,996)	0
Purchases of premises and equipment													(4,180)	0	0
Proceeds from sale of real property & easement													0	0	72,100
Net cash from investing activities													(11,493)	(106,495)	(105,648)
Cash flows from financing activities
Common shares repurchased													(441,417)	(97,190)	0
Dividends paid													(2,772,706)	(2,758,875)	(2,730,462)
Net cash from financing activities													(3,214,123)	(2,856,065)	(2,730,462)
Net increase (decrease) in cash and cash equivalents													8,873	(133,563)	(8,575)
Cash and cash equivalents at beginning of year				34,097				167,660				176,235	34,097	167,660	176,235
Cash and cash equivalents at end of year	42,970				34,097				167,660				42,970	34,097	167,660
Reconciliation of net income to net cash provided by operating activities
Net income													4,357,100	4,618,511	5,196,779
Adjustments to reconcile net income to net cash used in operating activities
Undistributed net income of subsidiary													(1,174,728)	(1,869,401)	(2,374,484)
Depreciation													27,370	27,091	27,091
Gain on sale of real property													0	0	(55,050)
Loss on other than temporary impairment of investment value													31,904	188,994	0
Loss on disposition of investment securities													4,026	0	0
Accrued interest receivable													230	(49)	1,825
Increase (decrease) in Deferred and accrued income taxes													(11,413)	(136,149)	31,374
Net cash from operating activities													3,234,489	2,828,997	2,827,535
Composition of cash and cash equivalents
Cash and due from banks	29,080				21,513				37,127				29,080	21,513	37,127
Interest bearing deposits, except for time deposits	13,890				12,584				130,533				13,890	12,584	130,533
Total cash and cash equivalents	$ 42,970				$ 34,097				$ 167,660				$ 42,970	$ 34,097	$ 167,660